BlackRock Bond Fund, Inc.
BlackRock Total Return Fund

BlackRock FundsSM
BlackRock Short Obligations Fund
BlackRock Ultra-Short Obligations Fund

BlackRock Funds II
BlackRock Core Bond Portfolio
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Investment Grade Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock U.S. Government Bond Portfolio

BlackRock Municipal Bond Fund, Inc.
BlackRock Short-Term Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 1, 2015 to the Prospectus of each Fund

Effective on September 1, 2015, as specified below, all of the issued and outstanding BlackRock Shares of each Fund will be redesignated as Class K Shares. The redesignation to Class K Shares is expected to have no impact on, or result in a decrease in, total operating expenses of the class. Shareholders will continue to receive all of the same services and have all of the same rights and privileges that they currently have as holders of BlackRock Shares.

Effective immediately, all references to BlackRock Shares in each Fund’s current Prospectus are replaced with Class K Shares unless otherwise described below.

The section entitled “Fund Overview — Purchase and Sale of Fund Shares” in each Fund’s current Prospectus for BlackRock Shares is deleted in its entirety and replaced with the following:

Class K Shares of the Fund are available only to (i) employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (“Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares, (iii) “Institutional Investors,” which include but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares and (iv) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to September 1, 2015 and have continually held Class K Shares of the Fund in the same account since September 1, 2015.

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. Purchase orders may also be placed by calling (800) 537-4942, by mail (c/o BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019), or online at www.blackrock.com. Institutional Investors are subject to a $5 million minimum initial investment requirement. Other investors, including Employer-Sponsored Retirement Plans, have no minimum initial investment requirement. There is no minimum investment amount for additional purchases.

The section entitled “Fund Overview — Tax Information” in each Fund’s current Prospectus for BlackRock Shares is deleted in its entirety and replaced with the following:

Different income tax rules apply depending on whether you are invested through a qualified plan exempt from tax under section 401(a) of the Internal Revenue Code of 1986, as amended. If you are invested through such a plan (and Fund shares are not “debt-financed property” to the plan), then the dividends paid by the Fund and the gain realized from a redemption or exchange of Fund shares will generally not be subject to Federal income taxes until you withdraw or receive distributions from the plan. If you are not invested through such a plan, then the Fund’s dividends and gain from a redemption or exchange may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor.

The section entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs” in each Fund’s current Prospectus for BlackRock Shares is deleted in its entirety, renamed “Account Information — Details About the Share Class” and replaced with the following:

The Fund currently offers multiple share classes (Class K in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Class K Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) can help you determine whether you are eligible to buy Class K Shares.

The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of Class K Shares of the Fund.

Class K Shares at a Glance

Class K Shares
Availability	Available only to (i) Employer-Sponsored Retirement Plans, (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares, (iii) Institutional Investors, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares and (iv) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to
September 1, 2015 and have continually held Class K Shares of the Fund in the same account since September 1, 2015.
Minimum Investment	There is no minimum initial investment requirement for any Employer-Sponsored
Retirement Plans or any other eligible investors other than Institutional Investors.
$5 million minimum initial investment for Institutional Investors.
There is no minimum investment amount for additional purchases.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Distribution and Service	No.
(12b-1) Fees?
Redemption Fees?	No.

The Fund reserves the right to modify or waive the above-stated policies at any time.

When Class K Shares are purchased through a customer’s account in an Employer-Sponsored Retirement Plan through procedures established by the Employer-Sponsored Retirement Plan, confirmation of share purchases and redemptions will be sent to the Employer-Sponsored Retirement Plan. A customer’s ownership of shares will be recorded by the Employer-Sponsored Retirement Plan and reflected in the account statements provided by the Employer-Sponsored Retirement Plan to its participants.

If you purchased your shares through an Employer-Sponsored Retirement Plan and you transfer your investment from an Employer-Sponsored Retirement Plan to a type of account, such as an individual retirement account, that is not an eligible Class K Share investor in the Fund, you must liquidate your investment in Class K Shares of the Fund and purchase a share class of another fund advised by BlackRock or its affiliates that is available for purchase by that type of account.

For investors not purchasing shares through an Employer-Sponsored Retirement Plan, please see below for information on how to buy, sell and transfer shares.

If applicable, the section entitled “Account Information — Distribution and Service Payments” in each Fund’s current Prospectus for BlackRock Shares is deleted in its entirety.

The section entitled “Account Information — How to Buy, Sell and Transfer Shares” in each Fund’s current Prospectus for BlackRock Shares is deleted in its entirety and replaced with the following:

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. If you are not purchasing shares through an Employer-Sponsored Retirement Plan, you may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.

With certain limited exceptions, the Fund is generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another BlackRock Fund) into existing accounts, the Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

How to Buy Shares

	Your Choices	Important Information for You to Know
Initial Purchase	Determine the amount of your investment	There is no minimum initial investment for any
Employer-Sponsored Retirement Plans or any other
investors other than Institutional Investors.
For Institutional Investors, there is a $5 million
minimum investment for all accounts.
	Have your Financial Intermediary submit your	The price of your shares is based on the next
	purchase order	calculation of the Fund’s net asset value after your
order is placed. Any purchase orders placed prior
to the close of business on the New York Stock
Exchange (the “NYSE”) (generally 4:00 p.m.
Eastern time) will be priced at the net asset value
determined that day. Certain Financial
Intermediaries, however, may require submission
of orders prior to that time. Purchase orders placed
after that time will be priced at the net asset value
determined on the next business day. A broker-
dealer or financial institution maintaining the
account in which you hold shares may charge a
separate account, service or transaction fee on the
purchase or sale of Fund shares that would be in
addition to the fees and expenses shown in the
Fund’s “Fees and Expenses” table.
The Fund may reject any order to buy shares and
may suspend the sale of shares at any time.
Financial Intermediaries may charge a processing
fee to confirm a purchase.

	Your Choices	Important Information for You to Know

	Or contact BlackRock (for accounts held	For investors not purchasing shares through an
	directly with BlackRock)	Employer-Sponsored Retirement Plan, to purchase
shares directly from BlackRock, call (800) 537-4942
and request a new account application.
Add to Your Investment	Purchase additional shares	There is no minimum investment amount for
additional purchases.
	Have your Financial Intermediary submit your	To purchase additional shares, you may contact your
	purchase order for additional shares	Financial Intermediary or Employer-Sponsored
Retirement Plan.
	Or contact BlackRock (for accounts held	For investors not purchasing shares through an
	directly with BlackRock)	Employer-Sponsored Retirement Plan:
Purchase by Telephone: Call the Fund at
(800) 537-4942 and speak with one of our
representatives. The Fund has the right to reject
any telephone request for any reason.
Purchase by Internet: You may purchase your
shares, and view activity in your account, by
logging onto the BlackRock website at
www.blackrock.com. Purchases made on the
Internet using the Automated Clearing House
(“ACH”) will have a trade date that is the day after
the purchase is made. Certain institutional clients’
purchase orders placed by wire prior to the close of
business on the NYSE will be priced at the net
asset value determined that day. Contact your
Financial Intermediary or BlackRock for further
information. Limits on amounts that may be
purchased via Internet may vary. For additional
information call BlackRock at (800) 537-4942.
Please read the On-Line Services Disclosure
Statement and User Agreement, the Terms and
Conditions page and the Consent to Electronic
Delivery Agreement (if you consent to electronic
delivery), before attempting to transact online.
The Fund employs reasonable procedures to
confirm that transactions entered over the Internet
are genuine. By entering into the User Agreement
with the Fund in order to open an account through
the website, the shareholder waives any right to
reclaim any losses from the Fund or any of its
affiliates, incurred through fraudulent activity.
	Acquire additional shares by reinvesting	All dividends and capital gains distributions are
	dividends and capital gains	automatically reinvested without a sales charge. To
make any changes to your dividend and/or capital
gains distributions options, please call BlackRock at
(800) 537-4942 (for investors who are not
purchasing shares through an Employer-Sponsored
Retirement Plan) or contact your Financial
Intermediary.
How to Pay for Shares	Making payment for purchases	If you are purchasing shares through an
Employer-Sponsored Retirement Plan, payment
for an order must be made in Federal funds or
other immediately available funds by the time
specified by your Financial Intermediary, but in
no event later than 4:00 p.m. (Eastern time) on the
first business day following the receipt of the
order. If payment is not received by this time, the
order will be canceled and you and your Financial
Intermediary will be responsible for any loss to
the Funds.

	Your Choices	Important Information for You to Know
If you are not purchasing shares through an
Employer- Sponsored Retirement Plan, payment
for shares must normally be made in Federal funds
or other immediately available funds by the time
specified by your Financial Intermediary but in no
event later than 4:00 p.m. (Eastern time) on the
first business day following the receipt of the order.
Payment may also, at the discretion of the Fund, be
made in the form of securities that are permissible
investments for the respective fund. If payment is
not received by this time, the order will be
canceled and you and your Financial Intermediary
will be responsible for any loss to the Fund.
How to Sell Shares
	Your Choices	Important Information for You to Know
Full or Partial	Have your Financial Intermediary submit your	If you purchased shares through an
Redemption of Shares	sales order	Employer-Sponsored Retirement Plan, you can
make redemption requests through your Financial
Intermediary in accordance with the procedures
applicable to your accounts. These procedures may
vary according to the type of account and the
Financial Intermediary involved, and customers
should consult their Financial Intermediary in this
regard. Financial Intermediaries are responsible for
transmitting redemption orders and crediting their
customers’ accounts with redemption proceeds on a
timely basis. Information relating to such
redemption services and charges to process a
redemption of shares, if any, should be obtained by
customers from their Financial Intermediaries.
The price of Class K Shares is based on the next
calculation of the Fund’s net asset value after your
order is placed. For your redemption request to be
priced at the net asset value on the day of your
request, you must submit your request to your
Financial Intermediary prior to that day’s close of
business on the NYSE (generally 4:00 p.m. Eastern
time). Certain Financial Intermediaries, however,
may require submission of orders prior to that
time. Any redemption request placed after that time
will be priced at the net asset value at the close of
business on the next business day.
Financial Intermediaries may charge a fee to
process a redemption of shares.
The Fund may reject an order to sell shares under
certain circumstances.
If you did not purchase your shares through an
Employer-Sponsored Retirement Plan, you can make
redemption requests through your Financial
Intermediary. The price of your shares is based on
the next calculation of net asset value after your
order is placed. For your redemption request to be
priced at the net asset value on the day of your
request, you must submit your request to your
Financial Intermediary prior to that day’s close of
business on the NYSE (generally 4:00 p.m. (Eastern
time)). Certain Financial Intermediaries, however,
may require submission of orders prior to that time.
Any redemption request placed after that time will be
priced at the net asset value at the close of business
on the next business day. The Fund may reject an
order to sell shares under certain circumstances.

Your Choices	Important Information for You to Know
Selling shares held directly with BlackRock	Methods of Redeeming if You Did Not Purchase
Your Shares Through an Employer-Sponsored
Retirement Plan
Redeem by Telephone: You may sell shares held at
BlackRock by telephone request. Call (800) 537-4942
for details.
The Fund, its administrators and the Distributor will
employ reasonable procedures to confirm that
instructions communicated by telephone are
genuine. The Fund and its service providers will not
be liable for any loss, liability, cost or expense for
acting upon telephone instructions that are
reasonably believed to be genuine in accordance
with such procedures. The Fund may refuse a
telephone redemption request if it believes it is
advisable to do so.
During periods of substantial economic or market
change, telephone redemptions may be difficult to
complete. Please find below alternative redemption
methods.
Redeem by Internet: You may redeem in your
account, by logging onto the BlackRock website at
www.blackrock.com. Proceeds from Internet
redemptions will be sent via wire to the bank
account of record.
Redeem in Writing: Redemption requests may be
sent in proper form to BlackRock, P.O. Box 9819,
Providence, RI 02940-8019 or for overnight
delivery, 4400 Computer Drive, Westborough, MA
01588. Under certain circumstances, a medallion
signature guarantee will be required.
Payment of Redemption Proceeds by Wire
Transfer: Payment for redeemed shares for which a
redemption order is received before 4:00 p.m.
(Eastern time) on a business day is normally made
in Federal funds wired to the redeeming
shareholder on the next business day, provided that
the Fund’s custodian is also open for business.
Payment for redemption orders received after
4:00 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in
Federal funds on the next business day following
redemption on which the Fund’s custodian is open
for business. The Fund reserves the right to wire
redemption proceeds within seven days after
receiving a redemption order if, in the judgment of
the Fund, an earlier payment could adversely affect
the Fund. Shares can be redeemed by Federal wire
transfer to a single previously designated bank
account. No charge for wiring redemption payments
with respect to Class K Shares is imposed by the
Fund. You are responsible for any additional
charges imposed by your bank for wire transfers.
The Fund is not responsible for the efficiency of
the Federal wire system or the shareholder’s firm
or bank. To change the name of the single,
designated bank account to receive wire
redemption proceeds, it is necessary to send a
written request to the Fund at the address on the
back cover of this prospectus.
***
If you make a redemption request before the Fund
has collected payment for the purchase of shares,
the Fund may delay mailing your proceeds. This
delay will usually not exceed ten days.

How to Transfer Your Account

	Your Choices	Important Information for You to Know
Transfer Shares to	Transfer to a participating Financial	You may transfer your Class K Shares of the
Another Financial	Intermediary	Fund only to another Financial Intermediary that
Intermediary		has entered into an agreement with the
Distributor. Certain shareholder services may not
be available for the transferred shares. All future
trading of these assets must be coordinated by the
receiving firm.
Please contact your Financial Intermediary to
accomplish the transfer of shares.
	Transfer to a non-participating Financial	You must either:
	Intermediary	• Transfer your Class K Shares to an account with
the Fund; or
• Sell your Class K Shares.
Please contact your Financial Intermediary to
accomplish the transfer of shares.

Additional Purchase and Redemption Information Applicable to the Fund if You Are Not Purchasing Shares Through an Employer-Sponsored Retirement Plan

If you are not purchasing shares through an Employer-Sponsored Retirement Plan, the Fund may authorize one or more banks, savings and loan associations and other financial institutions (each a “Service Organization”) to accept purchase and redemption orders on its behalf. Such Service Organizations may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. If you purchase or redeem shares through a Service Organization or its designee, that entity may have its own deadlines for the receipt of the purchase or redemption order that may be earlier than those stated in the prospectus. The Fund will be deemed to have received a purchase or redemption order when a Service Organization or, if applicable, that Service Organization’s authorized designee, accepts the order. These orders will be priced at the Fund’s net asset value per share next calculated after they are so accepted.

If applicable, the section entitled “Account Information — Shareholder Servicing Payments” in the current Prospectus for BlackRock Shares is deleted in its entirety.

Shareholders should retain this Supplement for future reference.